43 West 43rd Street

New York, NY 10036

www.clappkelner.com

September 26, 2014

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:    EntrepreneurShares Series Trust Post Effective Amendment No. 11 and Amendment No. 14 to Registration Statement on Form N-1A (File Nos. 333-168040 and 811-22436) submitted by EDGAR on December 3, 2013 for Entrepreneur US All Cap Fund

Ladies and Gentlemen:

On behalf of our client, EntrepreneurShares Series Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, a Post-Effective Amendment No. 11 and, under the Investment Company Act of 1940, as amended, a Post-Effective Amendment No. 14 to the Trust’s Registration Statement on Form N-1A as submitted by EDGAR on December 3, 2013. This filing is made for the sole purpose of amending the relevant benchmark from the Russell 3000 to the Russell 2000 on the Entrepreneur US All Cap Fund and responding to the Staff’s comments. We are requesting immediate effectiveness.

Please contact the undersigned at (978) 831-3190 with any questions or comments. Thank you.

Respectfully,

/s/ Stowell R. R. Kelner